Financial instruments and fair value disclosures - Financial liabilities at amortised cost (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Disclosure of financial liabilities [line items]
Fair value		$ 6,871,006	$ 4,708,502
Financial liabilities at amortised cost
Disclosure of financial liabilities [line items]
Carrying value	$ 19,118,046	8,048,327	7,232,871
Fair value	19,118,046	8,048,327	7,232,871
Trade and other payables | Financial liabilities at amortised cost
Disclosure of financial liabilities [line items]
Carrying value	16,658,633	2,054,281	3,728,707
Fair value	16,658,633	2,054,281	3,728,707
Deferred government grants | Financial liabilities at amortised cost
Disclosure of financial liabilities [line items]
Carrying value	2,459,413	534,074	206,696
Fair value	$ 2,459,413	534,074	206,696
Bridging finance | Financial liabilities at amortised cost
Disclosure of financial liabilities [line items]
Carrying value		1,033,632
Fair value		1,033,632
Convertible loans | Financial liabilities at amortised cost
Disclosure of financial liabilities [line items]
Carrying value		4,426,340	3,297,468
Fair value		$ 4,426,340	$ 3,297,468